CONSOLIDATED STATEMENTS OF COMPERHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 165,698	$ 50,463	$ 49,202
Distribution expenses	97,579	9,889	6,685
Development expenses	10,278	9,428	7,452
Selling and marketing expenses	5,364	1,549	1,483
General and administrative expenses	23,306	12,300	7,496
Initial public offering expenses	0	0	2,796
Business combination related expenses	17,984	3,841	0
Depreciation and amortization	35,611	14,613	11,657
Total operating expenses	190,122	51,620	37,569
Profit (loss) from operations	(24,424)	(1,157)	11,633
Interest expenses with respect to funding from related parties	2,867	4,811	4,343
Finance income	0	0	(21)
Finance expenses	12,238	1,501	747
The Company’ share in profit of Joint Venture and associated companies	22,110	12,446	1,393
Profit (loss) before income taxes expenses	(17,419)	4,977	7,957
Income taxes expenses	(1,546)	(325)	(1,443)
Net (loss) income	(18,965)	4,652	6,514
Other comprehensive income (loss):
Item that will not be reclassified to profit or loss - loss on fair value valuation of a financial asset through other comprehensive loss	(1,992)	0	0
Item that will or may be reclassified to profit or loss - foreign operations financial statements translation adjustments	2,474	0	0
Other comprehensive income	482	0	0
Total comprehensive income (loss)	$ (18,483)	$ 4,652	$ 6,514
Net income (loss) per common share outstanding, basic ($)	$ (0.64)	$ 0.18	$ 0.29
Net income (loss) per common share outstanding, diluted ($)	$ (0.64)	$ 0.17	$ 0.27
Weighted average number of common shares outstanding, basic	29,716,281	25,302,350	22,329,281
Weighted average number of common shares outstanding, diluted	29,716,281	26,640,120	23,898,477